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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      November 5, 2010
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $5,380,291

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            Form 13F, List of Securities Pursuant to Section 13(F)
                     of the Security Exchange Act of 1934

                                                                                SHARES OR   SHARES     SHARES
                                                                   MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                         TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                         -------------- ------------ ------------ --------- ---------- -----------
Abbott Laboratories...................                 002824100     133,844    2,562,100 2,562,100   2,562,100
Altria Group Inc......................                 02209S103      73,004    3,039,296 3,039,296   3,039,296
Ametek Inc............................                 031100100      69,267    1,450,000 1,450,000   1,450,000
Amgen Inc.............................                 031162100      90,125    1,635,366 1,635,366   1,635,366
Amphenol Corp.........................                 032095101      93,598    1,910,950 1,910,950   1,910,950
BB&T Corp.............................                 054937107      44,129    1,832,600 1,832,600   1,832,600
Bank of New York Mellon Corp..........                 064058100      83,085    3,179,696 3,179,696   3,179,696
Boeing Co.............................                 097023105      76,637    1,151,746 1,151,746   1,151,746
Broadridge Financial Solutions........                 11133T103      64,230    2,808,485 2,808,485   2,808,485
Caterpillar...........................                 149123101      78,680    1,000,000 1,000,000   1,000,000
Cisco Systems Inc.....................                 17275R102      45,348    2,070,690 2,070,690   2,070,690
Coca Cola Co..........................                 191216100      74,127    1,266,700 1,266,700   1,266,700
Comcast Corp Cl A Special Non-Voting..                 20030N200      74,733    4,393,500 4,393,500   4,393,500
D R Horton Inc........................                 23331A109      11,806    1,061,650 1,061,650   1,061,650
Dell Inc..............................                 24702R101      26,315    2,028,900 2,028,900   2,028,900
Disney Walt Co........................                 254687106      82,292    2,486,170 2,486,170   2,486,170
Discovery Communications A............                 25470F104      25,591      587,619   587,619     587,619
Discovery Communications C............                 25470F302      28,215      738,819   738,819     738,819
Direct TV - Class A...................                 25490A101     126,402    3,036,330 3,036,330   3,036,330
Ecolab................................                 278865100     103,616    2,042,100 2,042,100   2,042,100
Exxon Mobil Corp......................                 30231G102     175,827    2,845,558 2,845,558   2,845,558
General Electric Co...................                 369604103      92,898    5,716,824 5,716,824   5,716,824
Glaxosmithkline Spnsrd ADR............                 37733W105      34,161      864,400   864,400     864,400
Hewlett-Packard Co....................                 428236103      92,270    2,193,250 2,193,250   2,193,250
Illinois Tool Works Inc...............                 452308109     107,013    2,275,900 2,275,900   2,275,900
Intel Corp............................                 458140100      70,022    3,647,003 3,647,003   3,647,003
International Business Machs..........                 459200101     174,654    1,302,028 1,302,028   1,302,028
International Paper Co................                 460146103      54,295    2,496,300 2,496,300   2,496,300
Johnson & Johnson.....................                 478160104     155,687    2,512,700 2,512,700   2,512,700
KB Home...............................                 48666K109       8,179      721,925   721,925     721,925
Leggett & Platt Inc...................                 524660107      85,196    3,743,250 3,743,250   3,743,250
Liberty Global Inc....................                 530555101      55,887    1,813,938 1,813,938   1,813,938
Liberty Interactive Series A..........                 53071M104      92,580    6,752,704 6,752,704   6,752,704
Liberty Capital Series A..............                 53071M302      39,678      762,164   762,164     762,164
Liberty Media-Starz...................                 53071M708      21,334      328,575   328,575     328,575
Mccormick & Co Inc Com Non Vtg........                 579780206      66,695    1,586,460 1,586,460   1,586,460
Mcdonald's Corp.......................                 580135101      74,593    1,001,119 1,001,119   1,001,119
Merck & Co Inc........................                 58933Y105      60,370    1,640,036 1,640,036   1,640,036
Microsoft Corp........................                 594918104     179,053    7,311,270 7,311,270   7,311,270
Molson Coors Brewing Company..........                 60871R209      24,979      529,000   529,000     529,000
Nike Inc..............................                 654106103      96,969    1,210,000 1,210,000   1,210,000
Nokia Corp-Spon ADR...................                 654902204      49,014    4,886,700 4,886,700   4,886,700
Novartis ADR..........................                 66987V109     109,302    1,895,300 1,895,300   1,895,300
Pepsico Inc...........................                 713448108     113,145    1,702,966 1,702,966   1,702,966
Pfizer Inc............................                 717081103      64,857    3,777,361 3,777,361   3,777,361
Philip Morris.........................                 718172109      90,069    1,607,796 1,607,796   1,607,796
Potlatch Holdings Inc.................                 737630103      40,797    1,199,925 1,199,925   1,199,925
Praxair...............................                 74005P104      83,391      923,900   923,900     923,900
Procter & Gamble Co...................                 742718109     114,065    1,902,028 1,902,028   1,902,028
Prologis..............................                 743410102      26,930    2,286,085 2,286,085   2,286,085
Pulte Group...........................                 745867101       9,864    1,126,050 1,126,050   1,126,050
Rayonier..............................                 754907103      13,492      269,200   269,200     269,200
Royal Dutch Shell Spnsrd ADR..........                 780259206     159,297    2,641,737 2,641,737   2,641,737
SPDR Trust Series 1...................                 78462F103     306,519    2,685,700 2,685,700   2,685,700

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
                                                                                 SHARES OR   SHARES     SHARES
                                                                    MARKET VALUE PRINCIPAL    SOLE    SOLE VOTING
NAME OF ISSUER                          TITLE OF CLASS CUSIP NUMBER   (x$1000)    AMOUNT   DISCRETION  AUTHORITY
--------------                          -------------- ------------ ------------ --------- ---------- -----------
Schlumberger Ltd.......................                 806857108      108,951   1,768,398 1,768,398   1,768,398
Spectra Energy Corp....................                 847560109       77,478   3,435,850 3,435,850   3,435,850
Staples Inc............................                 855030102      119,767   5,725,000 5,725,000   5,725,000
State Street Corp......................                 857477103      114,019   3,027,600 3,027,600   3,027,600
Texas Instruments Inc..................                 882508104       28,378   1,045,600 1,045,600   1,045,600
Toll Brothers Inc......................                 889478103       11,292     593,700   593,700     593,700
US Bancorp.............................                 902973304       49,576   2,293,067 2,293,067   2,293,067
UnitedHealth Group Inc.................                 91324P102      113,156   3,222,900 3,222,900   3,222,900
Valmont Industries.....................                 920253101       32,580     450,000   450,000     450,000
Wal-Mart Stores Inc....................                 931142103       28,005     523,253   523,253     523,253
Walgreen Co............................                 931422109      141,504   4,224,000 4,224,000   4,224,000
Weingarten Realty Investors............                 948741103      100,586   4,609,801 4,609,801   4,609,801
Wells Fargo & Co.......................                 949746101      106,868   4,255,160 4,255,160   4,255,160
  TOTAL MARKET VALUE - PENSION PLAN
  SECURITIES...........................                        67    5,380,291